Derivative and Hedging Activities - Effect of Cash Flow Derivative Instruments on AOCL (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amount of gain (loss) recognized in AOCL	$ 4,532	$ (49,285)	$ (58,484)	$ 1,340
Amount of gain (loss) reclassified from AOCL to interest expense	$ 5,891	$ (645)	$ 11,768	$ (154)